UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Government Securities Fund

June 30, 2005
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 9.24%
Federal Home Loan Bank,
5.75%, 10-15-07	$3,000	$3,123,279
Federal Home Loan Bank,
5.375%, 5-15-19	2,000	2,184,446
Freddie Mac,
4.125%, 2-24-11	1,400	1,384,727
Tennessee Valley Authority,
4.875%, 12-15-16	10,000	10,553,520
Tennessee Valley Authority,
5.88%, 4-1-36	4,250	5,106,847

Total Agency Obligations		22,352,819

Mortgage-Backed Obligations - 77.38%
Federal Agricultural Mortgage Corporation,
7.064%, 1-25-12	3,327	3,526,983
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.5%, 3-15-14	2,657	2,726,686
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 5-15-16	5,861	5,815,249
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 10-15-16	5,533	5,481,736
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 5-15-23	8,000	8,156,409
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-24	6,655	588,145
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-24	4,042	287,905
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
6.0%, 3-15-29	981	1,012,675
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-29	3,244	397,176
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
7.5%, 9-15-29	4,611	4,977,397
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 2-15-30	3,000	2,937,928
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.25%, 3-15-31	2,872	2,845,981
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-15-31	3,649	578,735
Federal Home Loan Mortgage Corporation Agency REMIC/CMO
5.0%, 9-15-32	5,500	5,493,865
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
7.5%, 9-1-07	6	5,755
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
8.0%, 2-1-23	113	121,617
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 11-1-24	195	202,940
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
7.0%, 12-1-25	408	431,581
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 11-1-28	2,531	2,603,047
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
7.0%, 5-1-31	66	69,545
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 11-1-31	886	919,290
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.0%, 2-1-32	672	690,118
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 6-1-32	427	443,175
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 3-1-35	2,476	2,479,220
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	932	191,826
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.0%, 4-15-18	3,950	4,079,632
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.978%, 5-1-35	9,969	10,059,723
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 3-25-18	7,000	7,155,348
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-18	2,436	220,881
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 6-25-18	6,000	6,233,847
Federal National Mortgage Association Agency REMIC/CMO,
4.5%, 8-25-18	2,500	2,516,424
Federal National Mortgage Association Agency REMIC/CMO,
5.5%, 2-25-32	4,500	4,632,459
Federal National Mortgage Association Agency REMIC/CMO,
4.0%, 11-25-32	1,777	1,753,581
Federal National Mortgage Association Agency REMIC/CMO,
4.0%, 2-25-33	1,686	1,670,899
Federal National Mortgage Association Agency REMIC/CMO,
4.0%, 3-25-33	3,240	3,198,518
Federal National Mortgage Association Agency REMIC/CMO,
3.5%, 8-25-33	7,707	7,265,287
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.15%, 6-1-07	2,102	2,184,892
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.135%, 6-1-07	5,180	5,382,982
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-17	1,318	1,353,687
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-1-17	944	976,547
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-23	2,554	2,587,953
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 12-1-23	491	520,762
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 4-1-24	3,865	3,896,576
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 2-1-25	8,271	8,337,664
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.42%, 10-1-25	5,571	6,673,733
Federal National Mortgage Association Non-Agency REMIC/CMO,
5.0%, 5-25-18	10,000	10,325,130
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.5%, 7-25-24	6,000	5,770,679
Federal National Mortgage Association Non-Agency REMIC/CMO,
5.0%, 3-25-33	4,000	4,105,730
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6-20-28	7,436	749,831
Government National Mortgage Association Agency REMIC/CMO,
5.0%, 1-20-32	3,183	3,205,388
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-15-23	285	303,044
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 8-20-27	61	64,867
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 7-15-28	640	669,561
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.75%, 11-15-28	2,781	3,015,402
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 5-15-29	457	478,272
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.75%, 10-15-31	1,870	1,973,561
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	1,215	1,273,813
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2001-1 Class 2-E,
7.0%, 1-15-28	1,545	1,551,566
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2001-3 Class G,
6.5%, 4-15-27	2,361	2,396,381
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-1 Class 2-G,
6.5%, 10-15-25	2,764	2,791,114
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.0%, 2-15-30	4,000	4,158,878
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-1 Class D,
5.75%, 12-15-25	4,000	4,051,656
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-1 Class E,
5.75%, 4-15-27	4,000	4,109,039
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class D,
5.0%, 11-15-23	750	758,284
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.0%, 12-15-25	1,750	1,755,811

Total Mortgage-Backed Obligations		187,194,386

Treasury Obligations - 12.39%
United States Treasury Bonds,
3.75%, 5-15-08	5,000	5,010,940
United States Treasury Bonds,
6.125%, 11-15-27	8,000	10,103,128
United States Treasury Notes,
4.75%, 11-15-08	10,500	10,847,813
United States Treasury Notes,
4.0%, 2-15-15	4,000	4,014,220

Total Treasury Obligations		29,976,101

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 99.01%		$239,523,306

(Cost: $234,842,660)

SHORT-TERM SECURITY - 0.99%

United States Government Agency Obligation
Federal Home Loan Bank
2.55%, 7-1-05	2,385	$2,385,000
(Cost: $2,385,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$241,908,306

(Cost: $237,227,660)

The Investments of Waddell & Reed Advisors Limited-Term Bond Fund

June 30, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.24%
Raytheon Company,
6.75%, 8-15-07	$5,000	$5,245,390

Banks - 0.50%
First Union Corporation,
6.875%, 9-15-05	800	804,813

Broadcasting - 1.24%
Grupo Televisa, S.A.,
8.625%, 8-8-05	2,000	2,007,500

Business Equipment and Services - 2.65%
USA Waste Services, Inc.,
7.125%, 10-1-07	4,050	4,284,434

Capital Equipment - 2.50%
John Deere Capital Corporation,
5.125%, 10-19-06	1,000	1,014,327
John Deere Capital Corporation,
4.5%, 8-22-07	3,000	3,021,036
		4,035,363
Chemicals -- Specialty - 2.08%
Praxair, Inc.,
2.75%, 6-15-08	3,500	3,368,939

Finance Companies - 3.74%
Ford Motor Credit Company,
6.875%, 2-1-06	3,500	3,534,982
General Motors Acceptance Corporation,
6.625%, 10-15-05	2,500	2,511,958
		6,046,940
Food and Related - 4.00%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,958,072
Kellogg Company,
4.875%, 10-15-05	3,500	3,511,186
		6,469,258
Multiple Industry - 9.17%
General Electric Capital Corporation,
2.85%, 1-30-06	3,000	2,984,940
Honeywell International Inc.,
6.875%, 10-3-05	700	705,029
Household Finance Corporation,
6.5%, 1-24-06	3,000	3,043,377
Kansas City Power & Light Company,
7.125%, 12-15-05	1,940	1,968,815
Kansas City Power & Light Company,
6.0%, 3-15-07	2,001	2,053,326
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	4,000	4,071,868
		14,827,355
Petroleum -- International - 2.52%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	4,000	4,073,200

Railroad - 2.62%
CSX Corporation,
6.25%, 10-15-08	4,000	4,228,460

Utilities -- Electric - 6.82%
Dominion Resources, Inc.,
7.625%, 7-15-05	4,230	4,233,803
FPL Group Capital Inc,
7.625%, 9-15-06	5,020	5,225,398
Wisconsin Energy Corporation,
5.875%, 4-1-06	1,548	1,569,132
		11,028,333
Utilities -- Telephone - 3.00%
Compania de Telecomunicaciones de Chile S.A.,
7.625%, 7-15-06	1,500	1,537,455
GTE Corporation,
6.36%, 4-15-06	3,264	3,319,824
		4,857,279

TOTAL CORPORATE DEBT SECURITIES - 44.08%		$71,277,264

(Cost: $71,728,401)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 6.18%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	5,000	4,956,845
Federal National Mortgage Association,
4.25%, 7-15-07	5,000	5,044,340
		10,001,185
Mortgage-Backed Obligations - 23.35%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 12-15-12	1,748	1,724,189
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 5-15-16	4,322	4,288,285
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
3.5%, 12-15-16	1,706	1,660,590
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 7-15-17	2,772	203,145
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 10-15-23	12,515	972,797
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-24	3,984	352,085
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 6-15-24	4,000	520,155
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-07	383	389,302
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 5-1-10	1,799	1,802,040
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.0%, 6-1-14	4,324	4,257,689
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 9-1-17	196	198,168
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 1-1-18	2,085	2,077,567
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 2-1-18	2,168	2,159,504
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 4-1-18	2,111	2,103,253
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 3-1-19	3,493	3,480,881
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-16	4,096	281,401
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-17	125	128,885
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-18	1,349	1,385,459
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-18	2,087	2,112,173
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 6-1-20	2,957	2,991,520
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-15-17	74	76,086
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 12-15-17	476	484,740
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.0%, 9-15-18	2,448	2,407,474
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.75%, 1-20-34	1,711	1,692,497
		37,749,885
Treasury Obligations - 23.38%
United States Treasury Notes,
3.5%, 11-15-06	4,000	3,995,468
United States Treasury Notes,
4.75%, 11-15-08	3,000	3,099,375
United States Treasury Notes,
3.125%, 4-15-09	5,000	4,899,805
United States Treasury Notes,
4.0%, 3-15-10	5,000	5,054,490
United States Treasury Notes,
5.0%, 8-15-11	5,000	5,330,665
United States Treasury Notes,
4.375%, 8-15-12	5,000	5,185,545
United States Treasury Notes,
4.25%, 8-15-14	5,000	5,119,530
United States Treasury Notes,
4.25%, 11-15-14	5,000	5,117,385
		37,802,263

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 52.91%		$85,553,333

(Cost: $85,469,867)

SHORT-TERM SECURITY - 3.01%

Forest and Paper Products
Sonoco Products Co.
3.44%, 7-1-05	4,872	$4,872,000
(Cost: $4,872,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$161,702,597

(Cost: $162,070,268)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of this security amounted to 1.83% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005